Important Notice Regarding Change in Investment Policy

Swan Defined Risk Foreign Developed Fund

Class A Shares: SDJAX

Class C Shares: SDJCX

Class I Shares: SDJIX

Class Y Shares: SDJYX

Prospectus, Summary Prospectus and Statement of Additional Information Supplement

dated August 28, 2020

Please be advised effective October 27, 2020, the following fund name change will take place:

Current Fund Name	New Fund Name
Swan Defined Risk Foreign Developed Fund	Swan Defined Risk Foreign Fund

Consequently, all references to Swan Defined Risk Foreign Developed Fund in the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information are deleted and replaced with Swan Defined Risk Foreign Fund.

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You should read this Supplement in conjunction with the Fund’s currently effective Prospectus, Summary Prospectus and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.